Leasing - Schedule of Maturities of Operating Lease Liabilities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
2020	$ 60
2021	44
2022	31
2023	23
2024	17
Thereafter	83
Total future undiscounted cash outflows	258
Effect of discounting	(51)
Total operating lease liabilities	$ 207